Northern Lights Fund Trust III

HCM Tactical Growth Fund

Incorporated herein by reference is the definitive version of the supplement for the HCM Tactical Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 5, 2014, (SEC Accession No. 0000910472-14-003299).